Off-Balance Sheet Items - Summary of Expected Losses (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 971,628	$ 386,184
For Documentary Export and Import Credits	2,078,499	59,532
For Guarantees Granted	13,567,486	2,998,996
For Liabilities for Foreign Trade Operations	$ 571,978	$ 106,901